Other receivables and prepayments, net	12 Months Ended
Dec. 31, 2023
Other receivables and prepayments, net
Other receivables and prepayments, net
5.	Other receivables and prepayments, net
Components of other receivables and prepayments are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
VAT recoverable	668,233	409,455
Deposits	114,269	92,008
Interest receivable	409,985	747,028
Prepayment to suppliers related to procurement activities of goods and services	450,158	404,274
Prepaid expense	59,496	76,311
Loans to third parties	157,450	137,400
Others	249,199	232,620
Advances to suppliers related to financing activities	221,697	266,895

Subtotal	2,330,487	2,365,991
Allowance for doubtful accounts:
Balance at beginning of the year	(32,289)	(50,038)
Write-offs	44,776	2,906
Provision	(62,525)	(20,247)

Allowance as of the end of the year	(50,038)	(67,379)

Total	2,280,449	2,298,612